SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Parts and components	$ 18,560	$ 18,453
Less: reserve for obsolete inventories	(373)	(350)
Total Inventories	18,187	18,103
Balance	350	349
Additions		11
Foreign exchange translation adjustment	23	(10)
Balance	$ 373	$ 350